Accounts Receivable, Net	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

3. Accounts receivable

	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Accounts receivables	41,469,595	37,974,396
Less: allowance of doubtful accounts	-	-
Total accounts receivable, net	41,469,595	37,974,396

3.	Accounts receivable, net

	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable	15,464,417	41,469,595
Less: allowance of credit losses	-	-
Accounts receivable, net	15,464,417	41,469,595